Schedule of Investments (unaudited) April 30, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 122.4%

Corporate — 3.4%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$420	$468,733
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,025	7,200,976
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(b)	665	678,652
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	320	404,694
AMT, 5.00%, 10/01/40	875	1,088,395
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(a)	2,710	2,839,511

		12,680,961

County/City/Special District/School District — 32.6%
City of New York New York, GO, Series D-1, 4.00%, 03/01/44	620	721,488
City of New York NY, GO, Series F-1, 5.00%, 03/01/44	2,000	2,558,140
City of New York, GO
Series A, 5.00%, 08/01/43	1,500	1,877,550
Series A-1, 5.00%, 08/01/21(c)	1,200	1,214,124
Series C, 5.00%, 08/01/42	385	490,390
Series D, 5.38%, 06/01/32	25	25,097
Sub-Series D-1, 5.00%, 08/01/31	1,820	2,006,696
Sub-Series F-1, 5.00%, 04/01/43	930	1,137,213
Sub-Series G-1, 5.00%, 04/01/22(c)	5,620	5,867,786
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(c)	2,500	2,711,075
Series E, 5.50%, 08/01/25	1,180	1,318,272
City of Syracuse New York, GO, Series A, AMT, (AGM), 4.75%, 11/01/31	500	508,995
County of Nassau New York, GO
Series B, (AGM), 5.00%, 07/01/45	1,000	1,224,310
Series C, 5.00%, 10/01/29	500	622,835
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	1,420	1,748,105
Erie County Industrial Development Agency, RB, Series A, (SAW), 5.25%, 05/01/31	200	200,748
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	565	672,531
Haverstraw-Stony Point Central School District, GO, (AGM), 5.00%, 10/15/36	120	134,174
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	1,035	1,039,823
Metropolitan Transportation Authority, Refunding RB
Sub-Series B-1, 5.00%, 11/15/31	1,500	1,671,060
Sub-Series B-2, 4.00%, 11/15/34	1,750	2,039,205
New York City Industrial Development Agency, RB(d)
(AGC), 0.00%, 03/01/35	500	366,010
(AGC), 0.00%, 03/01/39	1,000	633,760
(AGC), 0.00%, 03/01/42	3,710	2,106,464
(AGC), 0.00%, 03/01/45	2,000	1,015,740
New York City Industrial Development Agency, Refunding RB
4.00%, 03/01/45	6,000	6,824,040
(AGM), 4.00%, 03/01/45	360	413,240
Class A, (AGM), 3.00%, 01/01/46	4,750	4,974,628

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-2, 5.00%, 08/01/38	$2,545	$3,142,082
Series D-1, 5.00%, 02/01/32	5,000	5,629,750
Series D-1, 5.00%, 11/01/38	825	844,363
Sub-Series A-3, 4.00%, 08/01/43	1,035	1,177,302
Sub-Series B-1, 5.00%, 11/01/35	425	481,912
Sub-Series B-1, 5.00%, 11/01/36	340	385,268
Sub-Series E-1, 5.00%, 02/01/39	1,015	1,233,032
Sub-Series E-1, 5.00%, 02/01/42	2,500	2,586,000
Sub-Series E-1, 5.00%, 02/01/43	3,600	4,348,548
Series C-3, Subordinate, 5.00%, 05/01/41	2,445	3,003,878
New York Convention Center Development Corp., RB, CAB(d)
Series A, Senior Lien, 0.00%, 11/15/47	3,000	1,307,940
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	4,000	1,521,800
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	5,755	6,528,587
5.00%, 11/15/45	7,290	8,266,496
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	2,860	2,927,982
5.00%, 11/15/44	10,155	10,376,074
5.75%, 11/15/51	2,555	2,627,358
Class 1, 4.00%, 09/15/35	3,035	3,134,639
Class 2, 5.00%, 09/15/43	2,420	2,512,686
Class 3, 5.00%, 03/15/44	2,760	2,862,782
Series 1, Class 1, 5.00%, 11/15/44(a)	4,545	4,948,505
Series 2, Class 2, 5.38%, 11/15/40(a)	680	765,150
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21(c)	3,670	3,698,296
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(c)	450	475,281
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	410	454,444

		121,363,654

Education — 18.4%
Albany Capital Resource Corp., Refunding RB
Series A, 5.00%, 12/01/33	175	189,723
Series A, 4.00%, 12/01/34	130	134,400
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	535	570,781
5.00%, 10/01/48	410	432,960
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	390,626
Build NYC Resource Corp., RB(a)
5.00%, 02/01/33	420	445,238
5.75%, 02/01/49	455	484,375
Series A, 5.13%, 05/01/38	660	736,151
Series A, 5.50%, 05/01/48	270	300,618
Build NYC Resource Corp., Refunding RB 5.00%, 06/01/33	300	347,340
5.00%, 06/01/35	350	406,728
5.00%, 06/01/40	690	786,904
5.00%, 08/01/47	135	161,218
5.00%, 11/01/47	515	773,314
Series A, 5.00%, 06/01/38	750	835,500
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	186,543

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Cattaraugus New York, RB (continued)
5.00%, 05/01/39	$125	$136,334
Dobbs Ferry Local Development Corp., RB 5.00%, 07/01/39	1,000	1,138,690
5.00%, 07/01/44	500	567,455
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	450	559,107
5.00%, 07/01/48	680	835,856
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	755	923,350
4.00%, 07/01/46	1,430	1,607,406
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	900	1,006,326
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	310	351,258
5.00%, 10/01/35	935	1,058,588
4.00%, 07/01/37	220	254,690
5.00%, 07/01/47	320	387,834
Madison County Capital Resource Corp., Refunding RB, Series A, 4.50%, 07/01/23(c)	1,500	1,640,520
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/21(c)	2,750	2,771,202
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	960	1,060,272
New York State Dormitory Authority, RB
(AGM), 5.25%, 05/01/21(c)	155	155,000
(AGM), 5.63%, 05/01/21(c)	750	750,000
(AGM), 5.75%, 05/01/21(c)	1,010	1,010,000
5.00%, 07/01/42	1,225	1,288,087
1st Series, (AMBAC), 5.50%, 07/01/40	1,440	2,134,858
Series A, 5.00%, 07/01/21(c)	500	503,825
Series A, 5.50%, 07/01/21(c)	150	151,266
Series A, 5.25%, 01/01/34	2,000	2,226,880
Series A, 5.50%, 01/01/39	2,000	2,234,920
Series A, 5.00%, 07/01/43	1,260	1,545,327
Series B, 5.00%, 07/01/22(c)	1,750	1,848,315
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/42	300	311,346
5.00%, 07/01/44	2,130	2,425,218
Series A, 5.00%, 07/01/22(c)	2,835	2,994,242
Series A, 5.25%, 07/01/23(c)	6,820	7,569,040
Series A, 5.00%, 07/01/24(c)	500	573,375
Series A, 5.00%, 07/01/28	75	75,553
Series A, 5.25%, 07/01/29	285	287,214
Series A, 5.25%, 07/01/31	300	302,331
Series A, 5.00%, 07/01/33	530	626,608
Series A, 5.00%, 07/01/34	250	292,295
Series A, 5.00%, 07/01/35	3,445	4,026,068
Series A, 5.00%, 07/01/37	835	973,535
Series A, 5.00%, 07/01/38	255	311,643
Series A, 5.00%, 07/01/43	2,960	3,431,528
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	1,065	1,171,649
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	540	563,366
Series A, 5.00%, 07/01/42	335	348,993
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 07/01/32	500	525,915

Security	Par (000)	Value

Education (continued)
St Lawrence County Industrial Development Agency, RB, 6.00%, 09/01/34	$150	$152,409
St. Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	1,400	1,418,886
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	890	995,581
4.00%, 09/01/40	1,285	1,510,954
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,105	1,255,943
Series A, 5.00%, 07/01/41	500	565,745
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	300	335,010
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	70	81,505
Series A, 5.00%, 10/15/50	115	130,819

		68,586,556

Health — 9.4%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	500	584,305
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,150	2,367,537
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	305	321,305
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	666,486
5.00%, 12/01/46	960	1,123,594
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	530	608,467
Series A, 5.00%, 12/01/32	420	448,211
Series A, 5.00%, 12/01/37	1,100	1,171,137
Nassau County Local Economic Assistance Corp., Refunding RB, 5.00%, 07/01/22(c)	2,800	2,957,304
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	1,000	1,035,150
New York State Dormitory Authority, Refunding RB 4.00%, 07/01/38	890	1,021,773
4.00%, 07/01/39	1,165	1,332,690
Series A, 5.00%, 05/01/21(c)	4,150	4,150,000
Series A, 5.25%, 05/01/21(c)	1,640	1,640,000
Series A, 5.00%, 05/01/43	3,430	3,919,907
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	1,800	1,889,532
(AGM), 4.00%, 12/01/49	1,100	1,233,936
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	602,048
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	119,110
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(c)	4,920	5,037,736
Series B, Senior Lien, 6.00%, 11/01/30	85	85,344
Westchester County Local Development Corp., Refunding RB
5.00%, 01/01/28	675	718,443
5.00%, 01/01/34	1,750	1,835,103

		34,869,118

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 6.0%
New York City Housing Development Corp., RB, M/F Housing
3.15%, 11/01/44	$250	$259,272
Series B-1, 5.25%, 07/01/30	750	820,410
Series B-1, 5.25%, 07/01/32	2,970	3,238,518
Series B-1, 5.00%, 07/01/33	1,300	1,410,968
Series C-1A, 4.20%, 11/01/44	1,000	1,044,910
Series I-1, (FHA 542 (C)), 2.65%, 11/01/50	2,880	2,889,763
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,715	1,814,693
Series D-A1, (FHA 542 (C)), 2.30%, 11/01/45	2,665	2,553,416
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA COLL, FNMA, GNMA), 4.00%, 11/01/42	110	119,312
Series E, (SONYMA FANNIE MAE), 4.15%, 11/01/47.	1,485	1,607,602
Series H, 4.25%, 11/01/51	1,000	1,106,360
Series M-1, (SONYMA FHA 542(C)), 2.65%, 11/01/54	1,600	1,617,104
Series P, 3.15%, 11/01/54	1,420	1,474,400
Series A, AMT, (SONYMA), 5.00%, 02/15/39	2,215	2,220,094

		22,176,822

Other — 0.6%
New York City Industrial Development Agency, Refunding RB
Series A, AMT, 5.00%, 07/01/22	1,000	1,050,830
Series A, AMT, 5.00%, 07/01/28	1,125	1,179,945

		2,230,775

State — 12.9%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, (SAW), 4.00%, 07/15/42	1,500	1,748,610
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,715	6,696,437
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,905	2,297,163
Series A, 5.00%, 03/15/39	760	941,587
Series A, 5.00%, 02/15/42	2,250	2,679,008
Series A, 5.00%, 03/15/43	265	324,731
Series B, 5.00%, 03/15/37	2,070	2,153,338
Series B, 5.00%, 03/15/38	560	679,952
Series B, 5.00%, 03/15/39	960	1,165,142
Series B, 5.00%, 03/15/42	6,780	7,044,081
Series C, 4.00%, 03/15/45	1,225	1,377,047
New York State Dormitory Authority, Refunding RB 5.00%, 05/15/29	2,000	2,097,840
Series A, 5.25%, 03/15/39	3,045	3,850,007
Series E, 5.00%, 03/15/41	2,200	2,730,816
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	2,750	2,869,597
New York State Urban Development Corp., RB Series A, 4.00%, 03/15/49	4,565	5,315,851

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., RB (continued)
Series C, 5.00%, 03/15/30	$1,885	$2,050,635
Series C, 5.00%, 03/15/32	2,000	2,172,820

		48,194,662

Tobacco — 3.3%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	415,232
5.00%, 06/01/48	500	516,685
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,421,042
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	430	461,257
Series A-2-B, 5.00%, 06/01/51	2,340	2,471,087
Series C, 4.00%, 06/01/51	2,250	2,273,017
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	250	282,360
5.25%, 05/15/40	630	687,607
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	1,059,022
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	1,245	1,353,327
Sub-Series C, 5.13%, 06/01/51	1,225	1,362,543

		12,303,179

Transportation — 22.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,015	1,189,235
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,440	2,925,316
Series A, 5.00%, 02/15/42	2,255	2,690,756
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/21(c)	575	589,847
Series A-1, 5.25%, 11/15/23(c)	1,080	1,218,628
Series D, 5.25%, 11/15/21(c)	3,000	3,081,326
Series E, 5.00%, 11/15/38	5,650	6,204,208
Metropolitan Transportation Authority, Refunding RB
Series A-1, 5.25%, 11/15/57	1,000	1,182,740
Series B, 5.00%, 11/15/37	1,000	1,181,880
Series D, 5.25%, 11/15/23(c)	1,660	1,873,078
Series F, 5.00%, 11/15/30	3,500	3,742,410
Sub-Series B-1, 5.00%, 11/15/51	480	569,246
Sub-Series C-1, 5.00%, 11/15/34	1,860	2,206,034
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,631,985
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	500	514,960
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/41	365	433,248
Series A, Junior Lien, 5.25%, 01/01/56	1,130	1,336,406
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(c)	6,350	6,553,200
Series J, 5.00%, 01/01/41	2,500	2,786,800
Series K, 5.00%, 01/01/32	3,325	3,848,288
Series L, 5.00%, 01/01/33	90	112,010
Series L, 5.00%, 01/01/34	140	173,767

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB (continued)
Series L, 5.00%, 01/01/35	$170	$210,877
Series B, Subordinate, 4.00%, 01/01/45	1,300	1,495,130
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,186,570
Series A, AMT, 5.00%, 07/01/41	1,040	1,169,792
Series A, AMT, 5.00%, 07/01/46	1,270	1,422,502
Series A, AMT, 5.25%, 01/01/50	7,895	8,891,349
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	2,000	2,264,580
Port Authority of New York & New Jersey, ARB, Consolidated, 220th Series, AMT, 4.00%, 11/01/59	2,320	2,612,111
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	820	914,677
178th Series, AMT, 5.00%, 12/01/43	930	1,029,575
195th Series, AMT, 5.00%, 04/01/36	750	915,788
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	1,120	1,181,667
Series 178th, AMT, 5.00%, 12/01/33	750	834,548
State of New York Thruway Authority, RB, Series B, Subordinate, 4.00%, 01/01/53	675	769,196
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,216,360
Series A, 5.00%, 11/15/56	360	457,625
Series B, 5.00%, 11/15/40	870	1,033,517
Series B, 5.00%, 11/15/45	310	364,042
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/29.	810	885,419
Series A, 5.25%, 11/15/45	1,330	1,561,513
Series A, 5.00%, 11/15/50	1,000	1,153,140
Series B, 5.00%, 11/15/38	725	886,726
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(d)	2,335	1,901,227

		84,403,299

Utilities — 13.1%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/21(c)	1,000	1,027,970
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(d)	3,515	3,236,014
5.00%, 09/01/36	340	421,430
5.00%, 09/01/38	3,375	4,255,402
5.00%, 09/01/42	290	356,538
5.00%, 09/01/47	1,640	2,001,374
Series A, (AGM), 5.00%, 05/01/21(c)	500	500,000
Series C, (AGC), 5.25%, 09/01/29	4,000	5,311,080
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	515	617,418
New York City Water & Sewer System, RB
Series DD, 5.25%, 06/15/47	245	302,306
Series DD-1, 4.00%, 06/15/50	3,965	4,637,424
Series CC-1, Subordinate, 4.00%, 06/15/51	5,000	5,915,650
New York City Water & Sewer System, Refunding RB 4.00%, 06/15/40	1,825	2,166,385
Series EE, 5.00%, 06/15/40	700	867,636
Series HH, 5.00%, 06/15/39	3,500	4,089,155
Sub-Series AA-1, 4.00%, 06/15/50	1,000	1,175,830

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB (continued)
Sub-Series FF-2, Subordinate, 4.00%, 06/15/41	$455	$536,254
New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/21(c)	1,000	1,025,820
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	635	742,461
Series B, Subordinate, 5.00%, 06/15/48	1,760	2,199,507
New York State Environmental Facilities Corp., Refunding RB, Series B, 5.00%, 06/15/36	700	703,850
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	5,690	6,352,657
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/40	250	287,568

		48,729,729

Total Municipal Bonds in New York		455,538,755
Puerto Rico — 5.9%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,731	1,921,704
Series A-1, Restructured, 5.00%, 07/01/58	7,731	8,685,083
Series A-2, Restructured, 4.33%, 07/01/40	3,004	3,283,432
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,718,858
Series B-1, Restructured, 4.75%, 07/01/53	130	143,955
Series B-2, Restructured, 4.78%, 07/01/58	126	139,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,916	1,865,374

		17,758,231

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	1,385	1,400,734

Utilities — 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,160	2,251,649
Series A, Senior Lien, 5.13%, 07/01/37	620	646,895

		2,898,544

Total Municipal Bonds in Puerto Rico		22,057,509

Total Municipal Bonds — 128.3% (Cost: $438,035,759)		477,596,264

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 38.1%

County/City/Special District/School District — 4.2%
City of New York, GO
Sub-Series I-1, 5.00%, 03/01/36.	2,250	2,527,538
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	4,000	4,958,680
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	1,790	1,974,871
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(f)	1,142	1,146,792

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	$3,300	$3,377,451
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,739,585

		15,724,917

Education(c) — 1.7%
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21	1,999	2,014,554
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	4,038	4,475,190

		6,489,744

Housing — 1.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	5,360	5,950,994

State — 3.8%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	1,000	1,257,280
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 03/15/39	1,000	1,238,930
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	1,980	2,014,808
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	3,503	3,990,749
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	1,995	2,299,557
Series A, 4.00%, 10/15/32	2,850	3,185,303

		13,986,627

Transportation — 15.9%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,985	12,343,244
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	4,695	4,884,349
New York State Thruway Authority, Refunding RB(f)
Series B, Subordinate, 4.00%, 01/01/45	5,998	6,898,558
Series B, Subordinate, 4.00%, 01/01/53	4,489	5,115,411
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,863	3,248,593
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	2,925	3,478,176
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	2,500	2,552,750
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,908,969
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(f)	8,059	9,345,250
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46.	3,000	3,553,200
Series C-2, 5.00%, 11/15/42	1,665	2,042,905

		59,371,405

Utilities — 10.9%
New York City Water & Sewer System, Refunding RB Series BB, 5.00%, 06/15/44	6,527	6,712,242

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB (continued)
Series HH, 5.00%, 06/15/32	$9,058	$9,109,986
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	7,126	8,238,271
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,629,940
Series B, 4.00%, 12/15/35	840	967,638
Series TE, Restructured, 5.00%, 12/15/41	10,587	11,819,746

		40,477,823

Total Municipal Bonds in New York		142,001,510

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.1% (Cost: $133,031,083)		142,001,510

Total Long-Term Investments — 166.4% (Cost: $571,066,842)		619,597,774

	Shares

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(g)(h)	5,966,907	5,966,907

Total Short-Term Securities — 1.6% (Cost: $5,966,907)		5,966,907

Total Investments — 168.0% (Cost: $577,033,749)		625,564,681

Other Assets Less Liabilities — 1.4%		5,305,346

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3)%		(79,408,118)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.1)%		(179,143,832)

Net Assets Applicable to Common Shares — 100.0%		$372,318,077

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to February 15, 2047, is $15,446,638.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds New York Money Fund Portfolio	$410,715	$5,556,560	(a)	$—	$(368)	$—	$5,966,907	5,966,907	$154	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	126	06/21/21	$16,648	$130,818
U.S. Long Treasury Bond	58	06/21/21	9,124	117,955

				$248,773

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$477,596,264	$—	$477,596,264
Municipal Bonds Transferred to Tender Option Bond Trusts	—	142,001,510	—	142,001,510
Short-Term Securities
Money Market Funds	5,966,907	—	—	5,966,907

	$5,966,907	$619,597,774	$—	$625,564,681

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$248,773	$—	$—	$248,773

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(79,387,609)	$—	$(79,387,609)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)

	$—	$(258,787,609)	$—	$(258,787,609)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7